Property, plant and equipment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Carrying amounts	$ 6,601,742	$ 6,610,871	$ 14,019,532
Computer software [member]
IfrsStatementLineItems [Line Items]
Carrying amounts	4,790	6,843	9,775
Furniture, fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Carrying amounts	6,515	5,968	6,829
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Carrying amounts	14,300	20,099	22,961
Geological library [member]
IfrsStatementLineItems [Line Items]
Carrying amounts	628	785	981
Field equipment [member]
IfrsStatementLineItems [Line Items]
Carrying amounts	6,668	8,335	10,420
Mill Equipment [Member]
IfrsStatementLineItems [Line Items]
Carrying amounts	6,568,841	6,568,841	$ 13,968,566
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning, cost	7,495,940	14,890,177
Additions/reduction (1)	2,037	47,056
Impairment of property, plant and equipment		(7,441,293)
Balance at ending, cost	7,497,977	7,495,940
Gross carrying amount [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Balance at beginning, cost	198,981	198,981
Additions/reduction (1)
Impairment of property, plant and equipment
Balance at ending, cost	198,981	198,981
Gross carrying amount [member] | Furniture, fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Balance at beginning, cost	159,171	158,219
Additions/reduction (1)	1,770	952
Impairment of property, plant and equipment
Balance at ending, cost	160,941	159,171
Gross carrying amount [member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning, cost	271,540	267,004
Additions/reduction (1)	267	4,536
Impairment of property, plant and equipment
Balance at ending, cost	271,807	271,540
Gross carrying amount [member] | Geological library [member]
IfrsStatementLineItems [Line Items]
Balance at beginning, cost	51,760	51,760
Additions/reduction (1)
Impairment of property, plant and equipment
Balance at ending, cost	51,760	51,760
Gross carrying amount [member] | Field equipment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning, cost	245,647	245,647
Additions/reduction (1)
Impairment of property, plant and equipment
Balance at ending, cost	245,647	245,647
Gross carrying amount [member] | Mill Equipment [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning, cost	6,568,841	13,968,566
Additions/reduction (1)		41,568
Impairment of property, plant and equipment		(7,441,293)
Balance at ending, cost	6,568,841	6,568,841
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning, accumulated depreciation	885,069	870,645
Depreciation	11,166	14,424
Balance at ending, accumulated depreciation	896,235	885,069
Accumulated depreciation, amortisation and impairment [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Balance at beginning, accumulated depreciation	192,138	189,206
Depreciation	2,053	2,932
Balance at ending, accumulated depreciation	194,191	192,138
Accumulated depreciation, amortisation and impairment [member] | Furniture, fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Balance at beginning, accumulated depreciation	153,203	151,390
Depreciation	1,223	1,813
Balance at ending, accumulated depreciation	154,426	153,203
Accumulated depreciation, amortisation and impairment [member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning, accumulated depreciation	251,441	244,043
Depreciation	6,066	7,398
Balance at ending, accumulated depreciation	257,507	251,441
Accumulated depreciation, amortisation and impairment [member] | Geological library [member]
IfrsStatementLineItems [Line Items]
Balance at beginning, accumulated depreciation	50,975	50,779
Depreciation	157	196
Balance at ending, accumulated depreciation	51,132	50,975
Accumulated depreciation, amortisation and impairment [member] | Field equipment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning, accumulated depreciation	237,312	235,227
Depreciation	1,667	2,085
Balance at ending, accumulated depreciation	238,979	237,312
Accumulated depreciation, amortisation and impairment [member] | Mill Equipment [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning, accumulated depreciation
Depreciation
Balance at ending, accumulated depreciation